Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Fair Value Of Financial Instruments Text Block Abstract
Schedule of fair values of financial assets and liabilities
	September 30, 2022
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	66,164	66,164	-	-	66,164
Amounts receivable	9,513	9,513	-	-	9,513
Investment in marketable securities	3,295	3,295	-	-	3,295
Convertible notes receivable	647	-	-	647	647
Long-term receivables	51,620	51,620	-	-	51,620
	131,239	130,592	-	647	131,239
Liabilities
Accounts payable and accrued liabilities	59,092	59,092	-	-	59,092
Secured note	220,660	-	-	220,660	220,660
	279,752	59,092	-	220,660	279,752

	December 31, 2021
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	11,523	11,523	-	-	11,523
Short-term deposits	29,243	29,243	-	-	29,243
Amounts receivable and prepaid expenses	5,229	5,229	-	-	5,229
Investment in marketable securities	3,367	3,367	-	-	3,367
Convertible notes receivable	606	-	-	606	606
Long-term receivables	13,038	13,038	-	-	13,038
	63,006	62,400	-	606	63,006
Liabilities
Accounts payable and accrued liabilities	12,165	12,165	-	-	12,165
	12,165	12,165	-	-	12,165